Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment Net

Property, plant and equipment, net consisted of the following:

	December 31,	December 31,
	2024	2023
Buildings	$7,620,784	$7,135,962
Machinery equipment and tools	6,244,008	5,545,278
Electronic devices	96,866	98,839
Office equipment	21,054	21,645
Vehicles	324,888	315,714
Construction in progress	230,966	1,084,596
Subtotal	14,538,566	14,202,034
Less: accumulated depreciation	(4,152,824)	(3,449,289)
Total	$10,385,742	$10,752,745